OPERATING LEASES	12 Months Ended
Dec. 31, 2017
OPERATING LEASES
OPERATING LEASES

37.  OPERATING LEASES

The Group as lessee

Operating leases relate to leases of premises and land with lease term between 5 to 20 years. The Group does not have an option to purchase the leased land at the expiry of the lease periods.

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Minimum lease payments paid under operating leases	1,095	4,040	4,283

At the end of each reporting period, the Group had commitments for future minimum lease payments under non-cancellable operating leases which fall due as follows:

	At December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Within one year	4,040	4,468	4,420
In the second to fifth years inclusive	15,060	15,154	15,266
Over five years	52,698	79,172	44,594

	71,798	98,794	64,280

The Group as lessor

Operating leases relate to the investment property owned by the Group with lease term of 20 years. The lessee does not have an option to purchase the investment property at the expiry of the lease period. At the end of each reporting period, the Group had non-cancellable operating lease receivables as follows:

	At December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Within one year	182	196	195
In the second to fifth years inclusive	786	782	780
Over five years	2,838	2,585	3,338

	3,806	3,563	4,313

For IPP solar parks in certain countries consists of an operating lease, there is no minimum lease payment since all lease payment is contingent based on actual volume of electricity produced. The contingent rental income the Company recognized amounts to USD7.9 million and USD4.3 million for the year ended December 31, 2016 and 2017, respectively.